Leases - Supplemental Balance Sheet Information Related to Leases (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted average remaining lease term—finance leases	3 years	2 years 8 months 12 days
Weighted average remaining lease term—operating leases	5 years 10 months 13 days	6 years 10 months 9 days
Weighted average discount rate—finance leases	6.99%	6.98%
Weighted average discount rate—operating leases	12.46%	12.42%